Note 19 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Personnel expenses and other short-term employee benefits	1,587	2,340	2,811
Extra pension benefits	12	12	12
Share-based compensation	4,805	1,856	2,450
Executive Committee members compensation	6,404	4,208	5,273

Disclosure of transactions between related parties [text block]
	As of December 31, 2019
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	118,627	9,140
Payments (the Company towards AstraZeneca) / Liabilities	(73,973)	(36,296)
Total (1)	44,654	(27,156)